Offerings	Oct. 29, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A common stock, $0.001 par value per share
Amount Registered | shares	12,558,000
Proposed Maximum Offering Price per Unit	12.00
Maximum Aggregate Offering Price	$ 150,696,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 20,811.12
Offering Note	Includes an additional 1,365,000 shares of our Class A common stock that the underwriters have the option to purchase and an additional 2,093,000 shares of our Class A common stock that may be issued and sold if the number of shares in this offering is increased, including a corresponding increase in the underwriters' option to purchase additional shares. Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(a) of the Securities Act of 1933, as amended.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A common stock, $0.001 par value per share
Maximum Aggregate Offering Price	$ 1.00
Amount of Registration Fee	$ 0.00
Offering Note	We previously paid a registration fee of $13,810 in connection with the initial filing of this Registration Statement on Form S-1 on October 17, 2025.